Inventory	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
Inventory
(3)	Inventory
Inventory consists of the following (in thousands):

	As of December 31,
	2021	2020
Raw materials	$2,292	$2,993
Work in progress	578	647
Finished goods	372	1,177

Total inventory	$3,242	$4,817